Related Party Transactions and Balances - Schedule of Collection of Advances from Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Advances to related parties	$ (159,818)	$ (3,012,347)	$ (2,610,257)
Collection of advances from related parties	178,129	4,220,314	1,698,618
Skinist Global [Member]
Related Party Transaction [Line Items]
Advances to related parties		(2,030,942)
Collection of advances from related parties		2,030,942
Skinist Shanghai [Member]
Related Party Transaction [Line Items]
Advances to related parties		(66,267)
Collection of advances from related parties	18,311	285,642
Jingqi [Member]
Related Party Transaction [Line Items]
Advances to related parties		(915,138)	(2,610,257)
Collection of advances from related parties		1,903,730	1,563,382
Zhi Mei Si [Member]
Related Party Transaction [Line Items]
Advances to related parties	(69,486)
Collection of advances from related parties	69,486
Li Bo [Member]
Related Party Transaction [Line Items]
Advances to related parties	(90,332)
Collection of advances from related parties	90,332
Zhiwang [Member]
Related Party Transaction [Line Items]
Advances to related parties
Collection of advances from related parties			$ 135,236